Employee compensation	12 Months Ended
Dec. 31, 2024
Employee compensation
Employee compensation

5.Employee compensation

	2024	2023	2022
	US$’000	US$’000	US$’000
Wages and salaries	41,012	24,910	15,857
Share-based payments – equity settled	2,016	1,900	1,372
Post-employment benefits – contributions to defined contribution plans	874	731	418
	43,902	27,541	17,647